Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	¥ 37,825,780		¥ 40,236,604
Gross unrealized gains, available-for-sale securities	1,608,348		1,071,418
Gross unrealized losses, available-for-sale securities	20,177		49,046
Fair value, available-for-sale securities	39,413,951		41,258,976
Amortized cost, held-to-maturity securities	3,000,403		1,801,615
Gross unrealized gains, held-to-maturity securities	20,023		14,587
Gross unrealized losses, held-to-maturity securities	82		62
Fair value, held-to-maturity securities	3,020,344		1,816,140
Debt securities | Japanese government bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	30,709,499		32,629,290
Gross unrealized gains, available-for-sale securities	79,378		29,428
Gross unrealized losses, available-for-sale securities	5,677		12,064
Fair value, available-for-sale securities	30,783,200		32,646,654
Amortized cost, held-to-maturity securities	3,000,403		1,800,614
Gross unrealized gains, held-to-maturity securities	20,023		14,587
Gross unrealized losses, held-to-maturity securities	82		62
Fair value, held-to-maturity securities	3,020,344		1,815,139
Debt securities | Japanese corporate bonds and other debt securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	2,197,270		2,560,049
Gross unrealized gains, available-for-sale securities	22,582		32,066
Gross unrealized losses, available-for-sale securities	5,288		14,518
Fair value, available-for-sale securities	2,214,564		2,577,597
Debt securities | Japanese local gov't bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	239,695		269,434
Gross unrealized gains, available-for-sale securities	4,109		3,222
Gross unrealized losses, available-for-sale securities	47		90
Fair value, available-for-sale securities	243,757		272,566
Debt securities | U.S. Treasury bonds and federal agency securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	177,438		101,205
Gross unrealized gains, available-for-sale securities	623		310
Gross unrealized losses, available-for-sale securities	36		79
Fair value, available-for-sale securities	178,025		101,436
Debt securities | Other foreign gov't bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	596,305		443,836
Gross unrealized gains, available-for-sale securities	1,914		969
Gross unrealized losses, available-for-sale securities	94		262
Fair value, available-for-sale securities	598,125		444,543
Debt securities | Agency mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	986,646		971,799
Gross unrealized gains, available-for-sale securities	20,496		9,381
Gross unrealized losses, available-for-sale securities	1,429		896
Fair value, available-for-sale securities	1,005,713	[1]	980,284	[1]
Debt securities | Residential mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	430,325		564,152
Gross unrealized gains, available-for-sale securities	13,889		10,375
Gross unrealized losses, available-for-sale securities	2,131		3,261
Fair value, available-for-sale securities	442,083		571,266
Debt securities | Commercial mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	246,169		338,393
Gross unrealized gains, available-for-sale securities	7,487		2,828
Gross unrealized losses, available-for-sale securities	3,528		10,949
Fair value, available-for-sale securities	250,128		330,272
Debt securities | Japanese corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, held-to-maturity securities			1,001
Fair value, held-to-maturity securities			1,001
Debt securities | Foreign corporate bonds and other debt securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	542,958		525,978
Gross unrealized gains, available-for-sale securities	17,768		18,139
Gross unrealized losses, available-for-sale securities	1,803		2,174
Fair value, available-for-sale securities	558,923		541,943
Equity securities (marketable)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	1,699,475		1,832,468
Gross unrealized gains, available-for-sale securities	1,440,102		964,700
Gross unrealized losses, available-for-sale securities	144		4,753
Fair value, available-for-sale securities	¥ 3,139,433		¥ 2,792,415

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥150,253 million and ¥830,031 million, respectively, at March 31, 2012, and ¥143,954 million and ¥861,759 million, respectively, at March 31, 2013. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.